Revisions of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Revisions of Previously Issued Financial Statements [Abstract]
Schedule of Previously Issued Financial Statements

The table below summarizes the effect of the revision correcting the error on the Company’s previously issued financial statements as of December 31, 2024:

Shareholders’ Equity (Deficit)	As Previously Reported	Adjustment	As Revised
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	$2,740,958	$(2,574,605)	$166,353
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	166,353	2,574,605	2,740,958
Additional paid-in capital	72,820,671	—	72,820,671
Accumulated deficit	(74,430,474)	—	(74,430,474)
Accumulated other comprehensive loss	108,853	—	108,853
Total shareholders’ equity (deficit)	$1,406,361	$—	$1,406,361